CAPITAL STRUCTURE - Additional Information (Detail)										0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Oct. 06, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 New Shares Issued [Member]	Dec. 31, 2012 New Shares Issued [Member]	Dec. 31, 2011 New Shares Issued [Member]	Dec. 31, 2013 Share Purchase Program [Member]	Nov. 29, 2011 Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Ordinary Shares [Member]	Dec. 31, 2012 Ordinary Shares [Member]	Dec. 31, 2011 Ordinary Shares [Member]	Dec. 31, 2013 Treasury Shares [Member] New Shares Issued [Member]	Dec. 31, 2012 Treasury Shares [Member] New Shares Issued [Member]	Dec. 31, 2011 Treasury Shares [Member] New Shares Issued [Member]	Dec. 31, 2013 Treasury Shares [Member] Share Purchase Program [Member] USD ($)	Dec. 31, 2013 Treasury Shares [Member] Share Purchase Program [Member] American Depository Shares [Member] USD ($)	Nov. 29, 2011 Melco [Member] USD ($)	Nov. 29, 2011 Melco [Member] HKD	Nov. 29, 2011 Crown [Member] USD ($)	Nov. 29, 2011 Crown [Member] HKD
Capital Structure [Line Items]
Ordinary shares, authorized	7,300,000,000	7,300,000,000		7,300,000,000	2,500,000,000
Ordinary shares, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Outstanding loan balance due																			$ 51,231,000	398,577,752	$ 64,416,000	501,157,031
Issuance of shares for conversion of shareholders' loans (in shares)										40,211,930			40,211,930
Conversion price per share										$ 2.87
Shares issued for future vesting of restricted shares and exercise of share options (in shares)											8,574,153	4,958,293	6,920,386
Issuance of shares for restricted shares vested (in shares)											0	0	0	1,297,902	1,276,634	941,648
Exercise of share options (in shares)											0	0	0	3,064,302	2,966,955	3,835,596
Treasury shares, shares	16,222,246	11,267,038	10,552,328			15,478,987	11,267,038	10,552,328	743,259
Shares issued upon restricted shares vested (in shares)											0	0	310,575
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)																	1,121,838	373,946
Shares purchased under trust arrangement, average market price per ADS or per share																	$ 7.81	$ 23.42
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)																	378,579
Ordinary shares, issued	1,666,633,448	1,658,059,295	1,653,101,002
Ordinary shares, outstanding	1,650,411,202	1,646,792,257	1,642,548,674